Net loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Net loss attributable to the Company’s ordinary shareholders per share*
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
Numerator:
Net loss	(25,568)	(44,057)
Net loss attributable to the Company’s ordinary shareholders	(25,568)	(44,057)
Denominator:
Weighted average number of ordinary shares outstanding, basic (retrospectively adjusted for effect of the Share Consolidation)*	2,348,249	2,372,032
Weighted average number of ordinary shares outstanding, diluted (retrospectively adjusted for effect of the Share Consolidation)*	2,348,249	2,372,032
Basic net loss per share attributable to the Company’s ordinary shareholders	(10.89)	(18.57)
Diluted net loss per share attributable to the Company’s ordinary shareholders	(10.89)	(18.57)

*	For the six months ended June 30, 2025 and 2026, the Company had potential ordinary shares, including restricted shares and share options. On a weighted average basis, 2,322 and 215 restricted shares, and 43,856 and 57,509 share options were excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the six months ended June 30, 2025 and 2026, respectively.